Note 11 - Income Per Common Share	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.	Income per common share:

(thousands of Canadian dollars, except shares outstanding and per share amounts)
	for the three months ended
	January 31	January 31
	2025	2024

Net income	$8,143	$12,699
Less: dividends on preferred shares	-	(247)
	8,143	12,452

Average number of common shares outstanding	29,060,949	25,964,424

Income per common share:	$0.28	$0.48

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024